Report Of The Directors Financial Review Risk Report - Fair Value Of Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Available for sale
Disclosure of financial assets [line items]
Financial assets	336,157	389,874
Equity securities | Available for sale
Disclosure of financial assets [line items]
Financial assets	3,917	4,667
Private equity holdings | Available for sale
Disclosure of financial assets [line items]
Financial assets	1,000	1,200
Investment to facilitate ongoing business | Available for sale
Disclosure of financial assets [line items]
Financial assets	1,600	1,500
Other strategic investments | Available for sale
Disclosure of financial assets [line items]
Financial assets	$ 1,300	$ 2,000